ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
ACCOUNTS PAYABLE ACCRUED EXPENSES
Accounts payable and accrued expense	$ 10,525,000	$ 8,137,000	$ 8,362,000